Risk Management - Maturity of Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Long-term debt	$ 7,685	$ 6,629
Capital instruments	6,990	7,532
Derivatives	14,347	14,247
Deposits from Bank clients	24,707	22,063
Lease liabilities	334
Fair value of deposits from Bank clients	24,945	22,270
Less than 1 year
Disclosure of credit risk exposure [line items]
Long-term debt	1,741	0
Capital instruments	0
Derivatives	2,270	2,320
Deposits from Bank clients	17,462
Lease liabilities	101
1 to 3 years
Disclosure of credit risk exposure [line items]
Long-term debt	958	2,829
Capital instruments	0
Derivatives	1,746	2,304
Deposits from Bank clients	4,441
Lease liabilities	138
3 to 5 years
Disclosure of credit risk exposure [line items]
Long-term debt	0	0
Capital instruments	0
Derivatives	875	1,244
Deposits from Bank clients	2,804
Lease liabilities	49
Over 5 years
Disclosure of credit risk exposure [line items]
Long-term debt	4,986	3,800
Capital instruments	6,990
Derivatives	9,456	$ 8,379
Deposits from Bank clients	0
Lease liabilities	$ 46